Schedule of Fair Value of Block-Scholes Option Pricing Modeling (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	2.92%	0.29%
Expected life	3 years	2 years
Expected volatility	111.00%	125.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.84%	3.76%
Expected life	5 years	5 years
Expected volatility	129.00%	234.00%